Lessee disclosures - ROU assets (Details) - AUD ($)	12 Months Ended
	Sep. 30, 2020	Oct. 01, 2019
Lessee disclosures
Maximum amount for low value leases	$ 10,000
ROU assets
Beginning balance	0
Impact on adoption of AASB 16		$ 3,178,000,000
Restated opening balance		3,178,000,000
Additions	370,000,000
Depreciation	(630,000,000)
Ending balance	2,918,000,000
Property
ROU assets
Beginning balance	0
Impact on adoption of AASB 16		2,686,000,000
Restated opening balance		2,686,000,000
Additions	354,000,000
Depreciation	(506,000,000)
Ending balance	2,534,000,000
Other
ROU assets
Beginning balance	0
Impact on adoption of AASB 16		492,000,000
Restated opening balance		492,000,000
Additions	16,000,000
Depreciation	(124,000,000)
Ending balance	384,000,000
Parent Entity
ROU assets
Beginning balance	0
Impact on adoption of AASB 16		2,888,000,000
Restated opening balance		2,888,000,000
Additions	335,000,000
Depreciation	(567,000,000)
Other	(4,000,000)
Ending balance	2,652,000,000
Parent Entity | Property
ROU assets
Beginning balance	0
Impact on adoption of AASB 16		2,432,000,000
Restated opening balance		2,432,000,000
Additions	319,000,000
Depreciation	(455,000,000)
Other	(5,000,000)
Ending balance	2,291,000,000
Parent Entity | Other
ROU assets
Beginning balance	0
Impact on adoption of AASB 16		456,000,000
Restated opening balance		$ 456,000,000
Additions	16,000,000
Depreciation	(112,000,000)
Other	1,000,000
Ending balance	$ 361,000,000